Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Legg Mason Partners Variable Equity Trust
Entity Central Index Key	0001176343
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
Class I
Shareholder Report [Line Items]
Fund Name	ClearBridge Variable Large Cap Growth Portfolio
Class Name	Class I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ClearBridge Variable Large Cap Growth Portfolio for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I1	$84	0.74%
[1],[2]
Expenses Paid, Amount	$ 84	[1]
Expense Ratio, Percent	0.74%	[1]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class I shares of ClearBridge Variable Large Cap Growth Portfolio returned 27.89%. The Fund compares its performance to the Russell 1000 Growth Index, which returned 33.36% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Netflix, in the communication services sector, operates a popular video streaming service. The stock was boosted by results that consistently outperformed expectations thanks to strong subscriber growth, success in its enforcement of paid sharing of subscriptions, continued growth in its advertising business and an improving lineup of new programming.

↑
Eaton, in the industrials sector, whose products enable the electrification of the power grid, saw its shares rise as artificial intelligence (AI) drives demand for electricity at data centers that are equipped for high electricity use cases.

↑
Intuitive Surgical, in the health care sector, is a maker of robotic instruments for surgery. The well received launch of an innovative new daVinci robot along with improving sales and earnings growth lifted the stock.

Top detractors from performance:
↓
Estee Lauder, in the consumer staples sector, sells cosmetics and skin care products across multiple brands. The stock fell sharply due to continued execution challenges, headwinds from travel in China, inventory clearance and share loss in the U.S. The Fund exited the position amid low visibility into profit recovery and executive leadership turnover.

↓
Adobe, in the information technology sector, is a maker of design and marketing software. The company struggled due to disappointing results as the software industry has been hurt by a weak economic backdrop.

↓
Intel, in the information technology sector, is one of the world’s largest manufacturers of semiconductors. The timing of key product launches and profit margin improvement have been pushed out versus original expectations, weighing on the stock. Intel also faces challenges in the current spending environment with AI architecture investments crowding out traditional CPU sever spending.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class I	27.89	14.75	14.58
Russell 3000 Index	23.81	13.86	12.55
Russell 1000 Growth Index	33.36	18.96	16.78

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 31, 2024
Updated Performance Information Location [Text Block]	Important data provider notices and terms available at www.franklintempletondatasources.com.
Net Assets	$ 553,415,893
Holdings Count | $ / shares	43	[3]
Advisory Fees Paid, Amount	$ 3,659,042
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$553,415,893
Total Number of Portfolio Holdings*	43
Total Management Fee Paid	$3,659,042
Portfolio Turnover Rate	14%
[3]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective December 31, 2024, the portfolio managers of the Fund are Erica Furfaro and Margaret Vitrano.
This is a summary of certain changes and certain planned changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at
877-6LM-FUND/656-3863 or prospectus@franklintempleton.com.

Updated Prospectus Phone Number	877-6LM-FUND/656-3863
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class II
Shareholder Report [Line Items]
Fund Name	ClearBridge Variable Large Cap Growth Portfolio
Class Name	Class II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ClearBridge Variable Large Cap Growth Portfolio for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class II1	$113	0.99%
[4],[5]
Expenses Paid, Amount	$ 113	[4]
Expense Ratio, Percent	0.99%	[4]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class II shares of ClearBridge Variable Large Cap Growth Portfolio returned 27.56%. The Fund compares its performance to the Russell 1000 Growth Index, which returned 33.36% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Netflix, in the communication services sector, operates a popular video streaming service. The stock was boosted by results that consistently outperformed expectations thanks to strong subscriber growth, success in its enforcement of paid sharing of subscriptions, continued growth in its advertising business and an improving lineup of new programming.

↑
Eaton, in the industrials sector, whose products enable the electrification of the power grid, saw its shares rise as artificial intelligence (AI) drives demand for electricity at data centers that are equipped for high electricity use cases.

↑
Intuitive Surgical, in the health care sector, is a maker of robotic instruments for surgery. The well received launch of an innovative new daVinci robot along with improving sales and earnings growth lifted the stock.

Top detractors from performance:
↓
Estee Lauder, in the consumer staples sector, sells cosmetics and skin care products across multiple brands. The stock fell sharply due to continued execution challenges, headwinds from travel in China, inventory clearance and share loss in the U.S. The Fund exited the position amid low visibility into profit recovery and executive leadership turnover.

↓
Adobe, in the information technology sector, is a maker of design and marketing software. The company struggled due to disappointing results as the software industry has been hurt by a weak economic backdrop.

↓
Intel, in the information technology sector, is one of the world’s largest manufacturers of semiconductors. The timing of key product launches and profit margin improvement have been pushed out versus original expectations, weighing on the stock. Intel also faces challenges in the current spending environment with AI architecture investments crowding out traditional CPU sever spending.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	Since Inception (10/31/2016)
Class II	27.56	14.46	15.86
Russell 3000 Index	23.81	13.86	14.70
Russell 1000 Growth Index	33.36	18.96	19.59

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 31, 2024
Updated Performance Information Location [Text Block]	Important data provider notices and terms available at www.franklintempletondatasources.com.
Net Assets	$ 553,415,893
Holdings Count | $ / shares	43	[6]
Advisory Fees Paid, Amount	$ 3,659,042
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$553,415,893
Total Number of Portfolio Holdings*	43
Total Management Fee Paid	$3,659,042
Portfolio Turnover Rate	14%
[6]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective December 31, 2024, the portfolio managers of the Fund are Erica Furfaro and Margaret Vitrano.
This is a summary of certain changes and certain planned changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at
877-6LM-FUND/656-3863 or prospectus@franklintempleton.com.

Updated Prospectus Phone Number	877-6LM-FUND/656-3863
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[2]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[3]
*	Does not include derivatives, except purchased options, if any.

[4]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[5]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[6]
*	Does not include derivatives, except purchased options, if any.